Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[1]	Total
			Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[2]	372,699	(112,746)	259,953	(230,133)	(22,730)	7,090	8,684	268,637
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	25,077	(637)	24,440	(24,428)	(10)	2	757	25,197
– non-trading assets	386,124	(154,133)	231,991	(230,584)	(332)	1,075	20,602	252,593
Loans and advances to customers[4]	34,582	(16,540)	18,042	(15,313)	(75)	2,654	4	18,046
At 31 Dec 2024	818,482	(284,056)	534,426	(500,458)	(23,147)	10,821	30,047	564,473

Derivatives (Note 15)[2]	341,473	(116,486)	224,987	(198,743)	(22,926)	3,318	4,727	229,714
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	29,152	(602)	28,550	(28,513)	(34)	3	2,633	31,183
– non-trading assets	365,922	(135,210)	230,712	(230,240)	(80)	392	21,653	252,365
Loans and advances to customers[4]	34,173	(15,792)	18,381	(15,613)	(93)	2,675	2	18,383
At 31 Dec 2023	770,720	(268,090)	502,630	(473,109)	(23,133)	6,388	29,015	531,645

Financial liabilities
Derivatives (Note 15)[2]	369,287	(112,746)	256,541	(221,232)	(30,334)	4,975	7,907	264,448
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	18,482	(157)	18,325	(18,326)	—	(1)	6	18,331
– non-trading liabilities	287,648	(154,613)	133,035	(131,719)	(164)	1,152	47,845	180,880
Customer accounts[5]	41,409	(16,540)	24,869	(15,313)	(75)	9,481	17	24,886
At 31 Dec 2024	716,826	(284,056)	432,770	(386,590)	(30,573)	15,607	55,775	488,545

Derivatives (Note 15)[2]	344,799	(116,486)	228,313	(198,640)	(23,748)	5,925	6,459	234,772
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	15,686	(172)	15,514	(15,453)	—	61	6	15,520
– non-trading liabilities	270,493	(135,640)	134,853	(134,095)	(669)	89	37,247	172,100
Customer accounts[5]	42,522	(15,792)	26,730	(15,613)	(93)	11,024	13	26,743
At 31 Dec 2023	673,500	(268,090)	405,410	(363,801)	(24,510)	17,099	43,725	449,135
1These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
2  At 31 December 2024, the amount of cash margin received that had been offset against the gross derivatives assets was $5,303m (2023: $5,105m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $5,614m (2023: $7,142m).
3For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ of
$25,197m (2023: $31,183m) and ‘Trading liabilities’ of $18,331m (2023: $15,520m), see the ‘Funding sources and uses’ table on page 239.
4At 31 December 2024, the total amount of ‘Loans and advances to customers’ was $930,658m (2023: $938,535m), of which $18,042m (2023: $18,381m) was subject to offsetting.
5At 31 December 2024, the total amount of ‘Customer accounts’ was $1,654,955m (2023: $1,611,647m), of which $24,869m (2023: $26,730m) was subject to offsetting.